PREMISES AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT, NET

NOTE 8 – PREMISES AND EQUIPMENT, NET

Components of premises and equipment, net included in the consolidated balance sheets at December 31, 2015 and 2014 were as follows:

	At December 31,	At December 31,
	2015	2014

Cost:
Land	$2,083,915	$2,043,881
Building and improvements	11,383,618	11,400,145
Furniture and equipment	2,011,609	1,933,912
Automobiles	129,902	129,902
Total cost	15,609,044	15,507,839
Accumulated depreciation and amortization	(5,807,716)	(5,476,347)

Net book value	$9,801,328	$10,031,492

Depreciation and amortization expense was $565,000 and $536,000 for the years ended December 31, 2015 and 2014, respectively.